Employee Benefits - Summary of Assumptions Used for Employees for the Measurement of Retirement Indemnity to Employees (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Population	Permanent staff	Permanent staff	Permanent staff
Retirement age	65 years	65 years	65 years
Terms of retirement	Initiated by the employee	Initiated by the employee	Initiated by the employee
Life expectancy	On the basis of the INSEE table	On the basis of the INSEE table	On the basis of the INSEE table
Probability of continued presence in the company at retirement age	On the basis of the DARES table	On the basis of the DARES table	On the basis of the DARES table
Discount rate	0.50%	0.75%	1.53%
Within 1 Year
Disclosure Of Defined Benefit Plans [Line Items]
Salary growth rate	3.00%	5.80%	5.80%
Beyond
Disclosure Of Defined Benefit Plans [Line Items]
Salary growth rate	3.00%	3.00%	3.00%